ACCRUED REVENUES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
ACCRUED REVENUES

3. ACCRUED REVENUES

	2026-06-30	2025-12-31
	$	$
Opening balance	2,724,647	4,242,683
Addition	1,510,567	1,405,962
Recognized	(1,508,231)	(2,923,998)
Closing balance	2,726,983	2,724,647

Accrued revenues represent the unbilled cumulative site deployment and construction revenue under IFRS 15 for which the related performance obligation has been delivered.